FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,873	$1,873
Accounts receivable, net (current and non-current) (1)	45	—	4,409	4,454
Other assets (current and non-current) (2)	—	—	118	118
Financial assets (current and non-current) (3)	292	347	307	946
Total	$337	$347	$6,707	$7,391
Financial liabilities
Accounts payable and other (4)	$110	6	$3,996	$4,112
Borrowings (current and non-current)	—	—	5,079	5,079
Total	$110	$6	$9,075	$9,191
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $400 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $2,073 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for Sale Securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $1,713 million.

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current
Marketable securities (1)	$262	$207
Restricted cash	77	68
Derivative contracts	99	75
Loans and notes receivable	46	11
Total current	$484	$361
Non-current
Marketable securities (1)	$1	$1
Restricted cash	7	11
Derivative contracts	61	7
Loans and notes receivable	179	150
Other financial assets (2)	214	254
Total non-current	$462	$423
____________________________________

(1)	During the three and six month period ended June 30, 2018, the partnership recognized $nil and $nil (June 30, 2017: $6 million and $39 million) of net gains on disposition of marketable securities.

(2)	Other financial assets include secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current, net	$3,676	$3,454
Non-current, net
Retainer on customer contract	103	197
Billing rights	675	711
Total Non-current, net	$778	$908
Total	$4,454	$4,362

Financial liabilities classification
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for Sale Securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $1,713 million.
There were no transfers between levels during the three and six month period ended June 30, 2018. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2018 and December 31, 2017:

	June 30, 2018			December 31, 2017
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$263	$—	$—	$207	$—	$—
Accounts receivable	—	45	—	—	50	—
Loans and notes receivable	—	—	2	—	—	1
Derivative assets	8	113	39	15	66	34
Other financial assets	—	—	214	—	—	222
Total	$271	$158	$255	$222	$116	$257
Financial liabilities
Derivative liabilities	$12	$41	$—	$30	$65	$—
Other financial liabilities	—	—	63	—	—	64
Total	$12	$41	$63	$30	$65	$64

The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,873	$1,873
Accounts receivable, net (current and non-current) (1)	45	—	4,409	4,454
Other assets (current and non-current) (2)	—	—	118	118
Financial assets (current and non-current) (3)	292	347	307	946
Total	$337	$347	$6,707	$7,391
Financial liabilities
Accounts payable and other (4)	$110	6	$3,996	$4,112
Borrowings (current and non-current)	—	—	5,079	5,079
Total	$110	$6	$9,075	$9,191
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $400 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $2,073 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2018 and December 31, 2017:

	June 30, 2018			December 31, 2017
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$263	$—	$—	$207	$—	$—
Accounts receivable	—	45	—	—	50	—
Loans and notes receivable	—	—	2	—	—	1
Derivative assets	8	113	39	15	66	34
Other financial assets	—	—	214	—	—	222
Total	$271	$158	$255	$222	$116	$257
Financial liabilities
Derivative liabilities	$12	$41	$—	$30	$65	$—
Other financial liabilities	—	—	63	—	—	64
Total	$12	$41	$63	$30	$65	$64

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2018 and December 31, 2017:

	June 30, 2018			December 31, 2017
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$263	$—	$—	$207	$—	$—
Accounts receivable	—	45	—	—	50	—
Loans and notes receivable	—	—	2	—	—	1
Derivative assets	8	113	39	15	66	34
Other financial assets	—	—	214	—	—	222
Total	$271	$158	$255	$222	$116	$257
Financial liabilities
Derivative liabilities	$12	$41	$—	$30	$65	$—
Other financial liabilities	—	—	63	—	—	64
Total	$12	$41	$63	$30	$65	$64

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2018:

(US$ MILLIONS)	June 30, 2018
Balance at beginning of year	$257
Fair value change recorded in net income	1
Fair value change recorded in other comprehensive income	(1)
Disposals	(2)
Balance at end of period	$255

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2018:

(US$ MILLIONS)	June 30, 2018
Balance at beginning of year	$257
Fair value change recorded in net income	1
Fair value change recorded in other comprehensive income	(1)
Disposals	(2)
Balance at end of period	$255